Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Cash and cash equivalents	$ 3,860,848	$ 453,243	$ 156,936
Accounts receivable	359,936	257,147	4,900
Other assets	26,579	4,428	50,000
Total current assets	4,247,363	714,818	211,836
Property and equipment - Oil and gas, on the basis of full cost accounting
Proved properties	3,981,341	3,606,967	0
Unproved properties and properties under development, not being amortized	1,425,390	619,679	367,533
Furniture and equipment	2,014	2,014	0
Less: accumulated depreciation, depletion and amortization	(386,602)	(264,657)	0
Total property and equipment	5,022,143	3,964,003	367,533
Debt issuance costs	285,529	338,345	0
Other assets	7,395	527,886	0
Total assets	9,562,430	5,545,052	579,369
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	582,700	180,031	1,945
Other liabilities	113,499	75,056	0
Current portion of notes payable, net of discount of $820,904 and $0	2,579,096	0	285,668
Current portion of conversion feature liability	678,788	0	0
Total current liabilities	3,954,083	255,087	287,613
Notes payable, net of discount of $0 and $1,066,539	0	2,333,461	0
Participation liability	1,045,182	1,172,315	0
Conversion feature liability	0	720,593	0
Warrant liabilities	367,505	400,319	0
Asset retirement obligations	25,772	24,629	0
Total liabilities	5,392,542	4,906,404	287,613
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.00001 par value; 5,000,000 shares authorized, none issued or outstanding	0	0	0
Common stock, $0.00001 par value; 50,000,000 shares authorized, 12,695,822 , 7,865,822 and 5,912,500 shares issued and outstanding	127	79	59
Additional paid-in capital	5,379,922	1,866,110	409,841
Accumulated deficit	(1,210,161)	(1,227,541)	(118,144)
Total stockholders' equity	4,169,888	638,648	291,756
Total liabilities and stockholders' equity	$ 9,562,430	$ 5,545,052	$ 579,369